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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2010

                Check here if Amendment [_]; Amendment Number:
           This Amendment (Check only one.):
                    [_] is a restatement.
                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BHR Capital LLC

Address: 545 Madison Avenue, 10th Floor, New York, NY, 10022

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Timothy Hughes

Title: Chief Compliance Officer

Phone: 212-378-0830

Signature, Place, and Date of Signing:

/s/ Timothy Hughes            New York, NY        2/14/11
-------------------        -------------------    -------
      (Name)                  (City, State)       (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   42 items

Form 13F Information Table Value Total:   $451,103 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

          Column 1                 Column 2       Column 3   Column 4     Column 5       Column 6  Column 7 Column 8
-----------------------------  ----------------  ----------- -------- ----------------- ---------- -------- ---------
                                                                                        Investment  Other
       Name of Issuer           Title of Class      CUSIP    (x$1000)   Shares   SH/PRN Discretion Manager    Sole
-----------------------------  ----------------  ----------- -------- ---------- ------ ---------- -------- ---------
AGNICO EAGLE MINES LTD         COM               008474 10 8      391      5,100 SH     Sole                    5,100
ALPHA NATURAL RESOURCES INC    COM               02076X 10 2      414      6,900 SH     Sole                    6,900
ARCH COAL INC                  COM               039380 10 0      393     11,200 SH     Sole                   11,200
BAKER HUGHES INC               COM               057224 10 7      286      5,000 SH     Sole                    5,000
BARRICK GOLD CORP              COM               067901 10 8      394      7,400 SH     Sole                    7,400
BHP BILLITON LTD               SPONSORED ADR     088606 10 8      390      4,200 SH     Sole                    4,200
BLUEGREEN CORP                 COM               096231 10 5    4,639  1,440,741 SH     Sole                1,440,741
CAPITALSOURCE INC              COM               14055X 10 2   10,246  1,443,065 SH     Sole                1,443,065
CAPITALSOURCE INC              Note 7.250% 7/1   14055XAG7      5,113  5,000,000 PRN    Sole                5,000,000
CHEVRON CORP NEW               COM               166764 10 0      319      3,500 SH     Sole                    3,500
CINTAS CORP                    COM               172908 10 5    5,674    202,000 SH     Sole                  202,000
CITIGROUP INC                  COM               172967 10 1    9,105  1,925,000 SH     Sole                1,925,000
DELTA AIR LINES INC DEL        COM NEW           247361 70 2    1,037     82,326 SH     Sole                   82,326
DENBURY RES INC                COM NEW           247916 20 8      281     14,700 SH     Sole                   14,700
DIAMOND OFFSHORE DRILLING IN   COM               25271C 10 2      294      4,400 SH     Sole                    4,400
EXXON MOBIL CORP               COM               30231G 10 2   15,677    214,400 SH     Sole                  214,400
GOLDCORP INC NEW               COM               380956 40 9      409      8,900 SH     Sole                    8,900
HELMERICH & PAYNE INC          COM               423452 10 1      320      6,600 SH     Sole                    6,600
HESS CORP                      COM               42809H 10 7      321      4,200 SH     Sole                    4,200
HOLLY CORP                     COM PAR $0.01     435758 30 5      334      8,200 SH     Sole                    8,200
HORNBECK OFFSHORE SVCS INC N   COM               440543 10 6   10,984    526,042 SH     Sole                  526,042
JOHNSON & JOHNSON              COM               478160 10 4   12,989    210,000 SH     Sole                  210,000
JPMORGAN CHASE & CO            COM               46625H 10 0    8,484    200,000 SH     Sole                  200,000
KKR FINANCIAL HLDGS LLC        COM               48248A 30 6   34,636  3,724,300 SH     Sole                3,724,300
LEAP WIRELESS INTL INC         COM NEW           521863 30 8   20,182  1,646,140 SH     Sole                1,646,140
LYONDELLBASELL INDUSTRIES N    SHS - A -         N53745 10 0   28,552    830,000 SH     Sole                  830,000
MBIA INC                       COM               55262C 10 0    5,995    500,000 SH     Sole                  500,000

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
          Column 1                 Column 2       Column 3   Column 4     Column 5       Column 6  Column 7  Column 8
-----------------------------  ----------------  ----------- -------- ----------------- ---------- -------- ----------
                                                                                        Investment  Other
       Name of Issuer           Title of Class      CUSIP    (x$1000)   Shares   SH/PRN Discretion Manager     Sole
-----------------------------  ----------------  ----------- -------- ---------- ------ ---------- -------- ----------
NATIONAL OILWELL VARCO INC     COM               637071 10 1    7,055    104,900 SH     Sole                   104,900
PARKER DRILLING CO             COM               701081 10 1      279     61,100 SH     Sole                    61,100
PEABODY ENERGY CORP COM        COM               704549 10 4      409      6,400 SH     Sole                     6,400
PROCTER & GAMBLE CO            COM               742718 10 9   12,866    200,000 SH     Sole                   200,000
RIO TINTO PLC                  SPONSORED ADR     767204 10 0      394      5,500 SH     Sole                     5,500
SCHLUMBERGER LTD               COM               806857 10 8      342      4,100 SH     Sole                     4,100
SEADRILL LIMITED               SHS               G7945E 10 5      336      9,900 SH     Sole                     9,900
SEAGATE TECHNOLOGY PLC         SHS               G7945M 10 7   12,034    800,676 SH     Sole                   800,676
SIX FLAGS ENTMT CORP NEW       COM               83001A 10 2  212,490  3,906,062 SH     Sole                 3,906,062
SOUTHERN COPPER CORP           COM               84265V 10 5      234      4,800 SH     Sole                     4,800
SUNOCO INC                     COM               86764P 10 9      286      7,100 SH     Sole                     7,100
TRANSOCEAN LTD                 REG SHS           H8817H 10 0      341      4,900 SH     Sole                     4,900
VALE S A                       ADR               91912E 10 5      411     11,900 SH     Sole                    11,900
WEATHERFORD INTERNATIONAL LT   REG               H27013 10 3      342     15,000 SH     Sole                    15,000
WESTERN DIGITAL CORP           COM               958102 10 5   25,425    750,000 SH     Sole                   750,000
                                                              451,103 23,926,652                            23,926,652